SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares underlying options
Outstanding at beginning of year	20,905	59,905	400,655
Granted
Exercised	(20,905)	(39,000)	(340,750)
Forfeited
Outstanding at end of year		20,905	59,905
Exercisable at end of year		20,905	59,905
Weighted average fair value of options granted during the year
Weighted average exercise price
Outstanding at beginning of year	$ 2.25	$ 2.56	$ 2.21
Granted
Exercised	$ 2.25	$ 2.72	$ 2.15
Forfeited
Outstanding at end of year		$ 2.25	$ 2.56
Exercisable at end of year		$ 2.25	$ 2.56